Common Shareholders' Equity (Details Textual) $ / shares in Units, $ in Thousands										12 Months Ended
	Oct. 04, 2021 CLP ($)	Sep. 10, 2021 CLP ($)	Aug. 09, 2021 CLP ($)	Jul. 13, 2021 CLP ($)	Apr. 16, 2021 CLP ($)	Dec. 02, 2020 CLP ($) $ / shares	Apr. 15, 2020 CLP ($) $ / shares	Dec. 31, 2013 CLP ($)	Dec. 31, 2012 CLP ($)	Dec. 31, 2021 CLP ($) shares	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2008 CLP ($)	Dec. 31, 1979 CLP ($)	Dec. 31, 2021 $ / shares	Nov. 24, 2021 CLP ($)	Nov. 24, 2021 $ / shares	Oct. 06, 2021 CLP ($)	Oct. 06, 2021 $ / shares	Apr. 14, 2021 CLP ($)	Apr. 14, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 04, 2019 CLP ($) $ / shares	Apr. 17, 2019 CLP ($) $ / shares	Dec. 31, 2018 $ / shares	Dec. 05, 2018 CLP ($) $ / shares
Disclosure of Common Shareholders' Equity [Line Items]
Issued capital										$ 562,693,346	$ 562,693,346
Number of shares issued and fully paid | shares										369,502,872
Description of dividend policy										50% of the net distributable profit of the year.
Reserve of cash flow hedges										$ 5,110,606	3,297,873	$ 329,691
Increase decrease through adjustments due to reassessment of fixed assets																	$ 4,087,396
Increase decrease through adjustments of price level restatement of paid up capital																$ 17,615,333
Reserve of exchange differences on translation [member]
Disclosure of Common Shareholders' Equity [Line Items]
Reserve of exchange differences on translation										51,745,399	153,975,058	101,931,435
Reserve of remeasurements of defined benefit plans [member]
Disclosure of Common Shareholders' Equity [Line Items]
Reserve of remeasurements of defined benefit plans										5,446,022	9,026,175	7,728,154
Manantial S.A. [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Increase decrease through adjustments of price level restatement of paid up capital								$ 7,801,153	$ 9,779,475
Alimentos Nutrabien S.A [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Increase decrease through adjustments of price level restatement of paid up capital															$ 5,426,209
Vina San Pedro Tarapaca S.A [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Increase decrease through adjustments of price level restatement of paid up capital													$ 13,054,114	$ 2,075,441
Senz Briones y Ca. S.A.I.C. [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Increase decrease through adjustments of price level restatement of paid up capital			$ 7,199,525	$ 7,199,525	$ 7,199,525
Via San Pedro Tarapac S.A. [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Increase decrease through adjustments of price level restatement of paid up capital	$ 245,244	$ 245,244
Interim dividend [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Dividend payables						$ 20,692,161															$ 73,900,574						$ 27,712,715			$ 51,730,402
Dividend per Share | (per share)						$ 56												$ 447.0000				$ 200			$ 56.0000	$ 75.0000	$ 75		$ 140.0000	$ 140
Other reserves										$ 35,175,097	$ 28,220,816	$ 28,172,631
Dividend paid date						Dec. 30, 2020				Dec. 03, 2021	Dec. 30, 2020	Dec. 26, 2019	Jan. 04, 2019
Final dividend [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Dividend payables							$ 66,492,334												$ 165,167,784				$ 51,422,043					$ 132,404,074
Dividend per Share | (per share)							$ 179.95079											$ 200.0000		$ 447				$ 139.16548	$ 139.16548	$ 179.95079		$ 358.33030	$ 358.33030
Dividend paid date							Apr. 24, 2020			Oct. 29, 2021	Apr. 23, 2021	Apr. 24, 2020	Apr. 29, 2019